Consolidated statement of comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of comprehensive income
Net profit for the period	$ 35,199,480	$ 17,630,554	$ 2,737,853
Unrealized (loss) gain on hedges:
Cash flow hedge for future exports	(1,528,749)	(808,777)	(722)
Hedge of a net investment in a foreign operation	(4,987,735)	(2,871,410)	(364,343)
Cash flow hedge with derivative instruments	117,913	(135,666)	55,072
Financial instruments measured at fair value	829	830	406
Foreign currency translation	15,960,722	5,970,719	1,569,590
Sale of joint ventures	0	(361,728)	0
Other comprehensive income that may be reclassified to profit or loss in subsequent periods -net of taxes	9,562,980	1,793,968	1,260,003
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes:
Remeasurement (loss) gain on defined benefit plans	(668,254)	1,777,157	96,221
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes	(668,254)	1,777,157	96,221
Other comprehensive income for the year, net of tax	8,894,726	3,571,125	1,356,224
Total comprehensive income for the year, net of tax	44,094,206	21,201,679	4,094,077
Comprehensive income attributable to:
Owners of parent	36,043,606	19,059,975	2,887,080
Non-controlling interest	8,050,600	2,141,704	1,206,997
Total comprehensive income for the year, net of tax	$ 44,094,206	$ 21,201,679	$ 4,094,077